Significant Accounting Policies (Schedule Of Property And Equipment Depreciation Annual Rates) (Details)	12 Months Ended
Dec. 31, 2011
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	33.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	6.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	20.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	15.00%